LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Dividend in Redeemable Non-controlling interest	$ 2,341	$ 2,294
Other long term debt	159	176
Long-term Debt, Excluding Current Maturities	34,214	3,257
Less - Current maturities (included under “short-term debt”)	(4,458)	0
Long-term Debt, Total	$ 29,756	$ 3,257
Loans from banks in NIS, Interest rate	2.60%
Long-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	5.00%
Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loans from banks in NIS, Interest rate	1.60%